RISK MANAGEMENT - Trading book risk - Net position (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Financial liabilities	247,219,098	308,858,471
Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,286,329	43,442,310
Financial liabilities	1,761,174	1,105,723
Net position	$ 26,525,155	$ 42,336,587